Reconciliation of net cash from operating activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of net cash from operating activities
Income on capital provision assets	$ (343,302)	$ (428,398)	$ (509,358)
Interest and other income from capital provision assets	(199)	(1,870)	(1,692)
Increase in capital provision asset subparticipation			92
Loss/(gain) on equity securities	22	(1,169)	4,852
Asset recovery fee for services income	(804)	(2,133)	(1,650)
Loss on derivative financial asset		4,154	3,462
Realized gain on derivative financial liabilities		(7,000)	(2,250)
Loss/(income) on cash management assets	1,106	137	4,139
Loss on financial liabilities at fair value through profit and loss	4,779	20,872	3,010
Third-party share of profits relating to interests in consolidated entities	11,904	72,818	101,094
Decrease/(increase) in other assets	(12,264)	3,777	(26,080)
Increase/(decrease) in other liabilities	30,810	27,824	24,755
Increase in payable for capital provision assets	220	36
Finance costs	40,298	39,622	38,538
Amortisation and depreciation of intangible assets and property, plant and equipment	9,776	12,017	10,111
Impairment		4,083
Right-of-use assets and associated lease liability	713	970
Other non-cash including exchange rate movement	(6,909)	4,071	6,598
Total changes in operating assets and liabilities	$ (263,850)	$ (250,189)	$ (344,379)